Related Party Transactions - Transactions with Investees (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Advertising revenues earned from related party		¥ 50,700	$ 7,283	¥ 41,482	¥ 67,393
Phoenix FM
Related Party Transaction
Revenues earned from related party		10	1	160	855
Tianbo
Related Party Transaction
Advertising revenues earned from related party	[1]	16	2	193	13,869
Advances provided to related party	[1]	247	35	10,721	29
Lilita
Related Party Transaction
Revenues earned from related party		305	44	21	10,161
Particle
Related Party Transaction
Loans provided to related party and related interest income including the effect of foreign exchange					87,514
Loans repaid by related party				(84,083)	(48,747)
Related interest income including the effect of foreign exchange arising from convertible loans to related party				8,993	(1,799)
Corporate administrative expenses				(82)	(725)
Sale of assets to Particle at carrying value				(413)	4,740
Other income earned from related party		1,990	286
Revenue sharing fees charged by investees		(62)	(9)	¥ (77)	¥ (111)
Fengyi Technology
Related Party Transaction
Advertising revenues earned from related party		¥ 12,612	$ 1,812

[1]	As Tianbo has been consolidated starting from April 1, 2019, related party transactions with Tianbo in 2019 only included those incurred from January 1, 2019 to March 31, 2019.